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BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia Intrinsic Value Fund

Portfolio of Investments
Columbia Intrinsic Value Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Intrinsic Value Fund | 2026
2
Issuer . Shares
.
Value ($)
Common Stocks 96 .1%
Communication Services 3.6%
Diversified Telecommunication Services
2.7%
Verizon Communications, Inc. 2,029,022 101,491,680
Interactive Media & Services 0.9%
Alphabet, Inc., Class A 98,248 33,340,459
Total Communication Services 134,832,139
Consumer Discretionary 9.0%
Broadline Retail 4.5%
Amazon.com, Inc.
(a)
655,950 170,396,131
Hotels, Restaurants & Leisure 1.9%
Norwegian Cruise Line Holdings Ltd.
(a)
4,510,361 72,797,227
Specialty Retail 2.6%
Lowe's Cos., Inc. 481,500 98,563,050
Total Consumer Discretionary 341,756,408
Consumer Staples 5.2%
Beverages 1.8%
Constellation Brands, Inc., Class A 518,884 67,776,628
Consumer Staples Distribution & Retail
0.8%
Walmart, Inc. 301,064 31,572,582
Household Products 0.9%
Colgate-Palmolive Co. 370,903 33,314,508
Tobacco 1.7%
Philip Morris International, Inc. 347,528 65,091,994
Total Consumer Staples 197,755,712
Energy 6.0%
Oil, Gas & Consumable Fuels 6.0%
EOG Resources, Inc. 540,432 78,341,023
ExxonMobil Holdings Corp. 469,663 75,592,260
Valero Energy Corp. 201,235 72,227,266
Total 226,160,549
Total Energy 226,160,549
Financials 17.1%
Banks 5.3%
Citigroup, Inc. 486,338 64,011,807
JPMorgan Chase & Co. 256,289 91,244,007
Wells Fargo & Co. 536,303 46,331,216
Total 201,587,030
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Capital Markets 5.3%
Bank of New York Mellon Corp. 499,595 80,574,682
Goldman Sachs Group, Inc. 44,908 46,071,117
Morgan Stanley 344,321 73,450,556
Total 200,096,355
Consumer Finance 1.5%
Capital One Financial Corp. 254,571 54,608,025
Financial Services 3.7%
Berkshire Hathaway, Inc., Class B
(a)
144,224 72,693,223
Global Payments, Inc. 730,624 66,523,315
Total 139,216,538
Insurance 1.3%
Chubb Ltd. 146,732 49,683,455
Total Financials 645,191,403
Health Care 12.8%
Biotechnology 1.5%
Vertex Pharmaceuticals, Inc.
(a)
101,584 55,314,520
Health Care Providers & Services 8.7%
Centene Corp.
(a)
1,420,301 91,382,166
Cigna Group 287,276 79,311,158
CVS Health Corp. 702,503 65,972,057
Tenet Healthcare Corp.
(a)
180,609 48,025,739
UnitedHealth Group, Inc. 110,362 42,976,067
Total 327,667,187
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co. 552,456 36,909,585
Merck & Co., Inc. 425,488 62,870,107
Total 99,779,692
Total Health Care 482,761,399
Industrials 10.2%
Aerospace & Defense 3.9%
Boeing Co.
(a)
416,569 86,554,707
Northrop Grumman Corp. 112,292 60,603,992
Total 147,158,699
Electrical Equipment 1.6%
nVent Electric PLC 412,583 62,196,887
Ground Transportation 1.2%
Norfolk Southern Corp. 129,516 44,396,790

Portfolio of Investments
(continued)
Columbia Intrinsic Value Fund, August 31, 2026 (Unaudited)
Columbia Intrinsic Value Fund | 2026
3
Notes to Portfolio of Investments
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Machinery 2.3%
Cummins, Inc. 78,097 44,077,947
Ingersoll Rand, Inc. 570,466 43,954,405
Total 88,032,352
Passenger Airlines 1.2%
Southwest Airlines Co. 1,172,592 45,179,970
Total Industrials 386,964,698
Information Technology 20.4%
Electronic Equipment, Instruments &
Components 1.6%
Corning, Inc. 405,615 60,327,119
IT Services 2.9%
EPAM Systems, Inc.
(a)
935,900 110,277,097
Semiconductors & Semiconductor
Equipment 6.8%
Broadcom, Inc. 226,457 83,866,085
Lam Research Corp. 182,730 55,091,268
Micron Technology, Inc. 120,350 115,383,155
Total 254,340,508
Software 6.0%
Microsoft Corp. 258,976 131,375,935
Salesforce, Inc. 370,869 95,513,602
Total 226,889,537
Technology Hardware, Storage &
Peripherals 3.1%
Apple, Inc. 372,996 118,183,783
Total Information Technology 770,018,044
Materials 3.5%
Metals & Mining 3.5%
Barrick Mining Corp. 1,143,673 51,270,861
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Freeport-McMoRan, Inc. 1,093,703 82,837,065
Total 134,107,926
Total Materials 134,107,926
Real Estate 3.8%
Health Care REITs 1.5%
Welltower, Inc. 235,200 55,563,648
Specialized REITs 2.3%
American Tower Corp. 272,848 47,939,394
Equinix, Inc. 38,100 39,880,032
Total 87,819,426
Total Real Estate 143,383,074
Utilities 4.5%
Electric Utilities 4.5%
Entergy Corp. 543,033 57,729,838
PG&E Corp. 2,134,637 28,326,633
Xcel Energy, Inc. 1,088,758 82,408,093
Total 168,464,564
Total Utilities 168,464,564
Total Common Stocks
(Cost $ 2,449,898,794 ) 3,631,395,916
. Shares
.....
Value ($)
Money Market Funds 3 .4%
Columbia Short-Term Cash Fund, 3.871%
(b),(c)
126,734,673 126,671,305
1 1 1
Total Money Market Funds
(Cost $ 126,655,987 ) 126,671,305
Total Investments in Securities
(Cost $ 2,576,554,781 ) 3,758,067,221
Other Assets & Liabilities, Net 18,959,429
Net Assets 3,777,026,650
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at August 31, 2026.

Portfolio of Investments
(continued)
Columbia Intrinsic Value Fund, August 31, 2026 (Unaudited)
Columbia Intrinsic Value Fund | 2026
4
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Short-Term Cash Fund
91,299,570
598,462,419
(563,106,002)
15,318
126,671,305
—
14,265
747,333
126,734,673
1
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:

1QT138_(10/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.